Equity (Details)																		1 Months Ended		12 Months Ended
		Sep. 30, 2024 USD ($) $ / shares shares	Aug. 21, 2024 $ / shares shares	Aug. 15, 2024 USD ($) shares	Jul. 10, 2024 shares	Jul. 09, 2024 shares	Jul. 05, 2024 shares	Jan. 04, 2024 USD ($)	Dec. 29, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Sep. 16, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Jan. 15, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares	Aug. 21, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Mar. 31, 2023 USD ($)	Feb. 10, 2023 CNY (¥) shares	Sep. 30, 2021 shares
Equity [Line Items]
Pre-split shares				12,723,036									381,963	41,155		0.000002
Cash consideration received (in Dollars) | $															$ 2,000,000
Share capital (in Dollars) | $														$ 50,000
Surrendered ordinary shares													25,464	1,653,155
Cancelled surrendered shares													25,464	1,653,155
Investor agreed to invest (in Dollars) | $													$ 1,500,000
Ordinary shares authorized													25,464
Aggregate amount												$ 9,400,000												¥ 65,000,000
Amount received (in Dollars) | $																							$ 9,400,000
Sold ordinary share									137,931	1,240,000
Public offering shares										2,667
Over-allotment arrangement price per share (in Dollars per share) | $ / shares										$ 75
Net proceeds (in Dollars) | $								$ 8,900,000		$ 5,200,000
Warrant shares							33,103
Total share value (in Dollars) | $																				$ 4,999,844
Sale of stock, description																				On November 1, 2024, the Company filed another Amended and Restated Memorandum and Articles of Association to modify authorized shares of Class A ordinary shares to 30,000,000,000, $0.00003 par value, and authorized shares of Class B ordinary shares to 4,000,000,000, $0.00003 par value.
Common stock voting																					one
Change of fair value of warrant liability (in Dollars) | $																				$ (6,827,034)
Warrants exercised						2,068,970	2,068,970
Purchase of shares						827,589	827,589
Shares of stock			300,000
Employee benefit plan value per share (in Dollars per share) | $ / shares			$ 100,000
Fund statutory reserves, percentage		50.00%									50.00%
Retained earnings statutory reserves (in Dollars) | $		$ 1,926,547									$ 368,271									1,926,547	368,271
Restricted net assets (in Dollars) | $		5,623,821									4,100,499									5,623,821	4,100,499
Warrant [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 91,954										$ 7.25
Sold ordinary share									2,068,970										2,068,970
Net proceeds (in Dollars) | $									$ 10,000,000										$ 10,000,000
Net proceeds (in Dollars) | $								$ 8,900,000
Issuance of warrants (in Dollars) | $																			$ 7,772,140
Warrants liability (in Dollars) | $		945,106																		$ 945,106
Minimum [Member]
Equity [Line Items]
Sold ordinary share			200,000
Fund statutory reserves, percentage																				10.00%
Maximum [Member]
Equity [Line Items]
Sold ordinary share			3,000,000
Fund statutory reserves, percentage																				50.00%
United States [Member] | Warrant [Member]
Equity [Line Items]
Warrant shares							1,241,381
Canada [Member]
Equity [Line Items]
Warrant shares					22,069
Canada [Member] | Warrant [Member]
Equity [Line Items]
Warrant shares					827,589
Share Incentive Plan [Member]
Equity [Line Items]
Pre-split shares																		4,500,000
2024 Equity Incentive Plan [Member]
Equity [Line Items]
Employee benefit plan value per share (in Dollars per share) | $ / shares			$ 1,500,000
Ordinary share [Member]
Equity [Line Items]
Ordinary share authorized														25,000,000,000			5,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																	$ 0.00001
Ordinary shares issued																43,544	1,666,667
Pre-split shares																653,155	25,000,000
Price per share (in Dollars per share) | $ / shares									$ 108.75
Viru Technology [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares														$ 0.00003
Pre-split shares														0.000002
Surrendered ordinary shares														2,743
Anguo [Member]
Equity [Line Items]
Ordinary shares issued												49,389												49,389
Pre-split shares												740,829
Anguo [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares												$ 0.00003
Anguo [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares												0.000002
Anjiu [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares												$ 49,389
Ordinary shares issued												740,829												740,829
Anling [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares												$ 29,633
Ordinary shares issued												444,497												444,497
PRC Company Laws [Member]
Equity [Line Items]
Retained earnings statutory reserves (in Dollars) | $		$ 1,926,547									$ 368,271									$ 1,926,547	$ 368,271
Board of Directors [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares														$ 0.000002
Ordinary shares issued														1,666,667
Pre-split shares														25,000,000
Ordinary share [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																$ 0.00003
Sold ordinary share									1,379,313										1,379,313
Ordinary share [Member] | United States [Member]
Equity [Line Items]
Alternate cashless exercise amount							496,553
Ordinary share [Member] | Canada [Member]
Equity [Line Items]
Alternate cashless exercise amount					331,036
Class A ordinary shares [Member]
Equity [Line Items]
Ordinary share authorized		30,000,000,000									30,000,000,000									30,000,000,000	30,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares		$ 0.00003									$ 0.00003									$ 0.00003	$ 0.00003
Ordinary shares issued		1,410,001									1,728,410									1,410,001	1,728,410
Pre-split shares				12,723,036
Repurchase amount				848,203
Ordinary share outstanding		1,410,001									1,728,410									1,410,001	1,728,410
Common stock voting																					one
Class A ordinary shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares			$ 0.000002															$ 0.000002
Class A ordinary shares [Member] | Ordinary share [Member]
Equity [Line Items]
Total share value (in Dollars) | $																				$ 2
Shares sold	[1]																			82,667
Ordinary share outstanding	[1]	1,410,001									1,728,410									1,410,001	1,728,410	1,574,536			1,534,385
Class B ordinary shares [Member]
Equity [Line Items]
Ordinary share authorized		4,000,000,000									4,000,000,000									4,000,000,000	4,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares		$ 0.00003									$ 0.00003									$ 0.00003	$ 0.00003
Ordinary shares issued		848,203									0									848,203	0
Ordinary share outstanding		848,203									0									848,203	0
Common stock voting																					twenty
Class B ordinary shares [Member] | Ordinary share [Member]
Equity [Line Items]
Total share value (in Dollars) | $
Ordinary share outstanding		848,203																		848,203
Class B ordinary shares [Member] | Mr. Yang [Member]
Equity [Line Items]
Total share value (in Dollars) | $				$ 26
Shares sold				848,203
Over-Allotment Option [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 82,667
Sold ordinary share										40,000
Net proceeds (in Dollars) | $										$ 6,200,000
IPO [Member] | Minimum [Member]
Equity [Line Items]
Sold ordinary share										80,000
IPO [Member] | Maximum [Member]
Equity [Line Items]
Sold ordinary share										1,200,000

[1]	Retrospectively restated for effect of share split on September 16,2022 and reverse share split on November 26, 2024 (see Note 12 and Note 14). As of September 30, 2021, the number of ordinary shares of the company was 1,534,385, $0.00003 par value. As of September 30, 2022, the number of ordinary shares of the company was 1,574,536, $0.00003 par value. As of September 30, 2023, the number of ordinary shares of the company was 1,728,410, $0.00003 par value. The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12). After the re-designation, the number of shares for Class A on September 30, 2021, Class A on September 30, 2022, and Class A on September 30, 2023 were 1,534,385, 1,574,536 and 1,728,410, respectively.